Note 3 - Investment Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	December 31, 2015
(Dollar amounts in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government agency securities	$21,655	$245	$(271)	$21,629
Obligations of states and political subdivisions:
Taxable	1,989	134	-	2,123
Tax-exempt	91,940	3,402	(175)	95,167
Mortgage-backed securities in government-sponsored entities	24,480	316	(272)	24,524
Private-label mortgage-backed securities	2,079	184	-	2,263
Total debt securities	142,143	4,281	(718)	145,706
Equity securities in financial institutions	750	64	-	814
Total	$142,893	$4,345	$(718)	$146,520
	December 31, 2014
(Dollar amounts in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

U.S. government agency securities	$23,035	$311	$(450)	$22,896
Obligations of states and political subdivisions:
Taxable	2,953	226	-	3,179
Tax-exempt	91,916	3,803	(553)	95,166
Mortgage-backed securities in government-sponsored entities	29,150	475	(234)	29,391
Private-label mortgage-backed securities	2,672	247	-	2,919
Total debt securities	149,726	5,062	(1,237)	153,551
Equity securities in financial institutions	750	33	-	783
Total	$150,476	$5,095	$(1,237)	$154,334

Investments Classified by Contractual Maturity Date [Table Text Block]
(Dollar amounts in thousands)	Amortized Cost	Fair Value

Due in one year or less	$1,139	$1,153
Due after one year through five years	10,790	10,890
Due after five years through ten years	19,172	19,830
Due after ten years	111,042	113,833

Total	$142,143	$145,706

Realized Gain (Loss) on Investments [Table Text Block]
	2015	2014	2013
Proceeds from sales	$15,686	$8,383	$25,088
Gross realized gains	440	306	186
Gross realized losses	(117)	(58)	(175)

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2015
	Less than Twelve Months		Twelve Months or Greater		Total
(Dollar amounts in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. government agency securities	$3,818	$(57)	$10,872	$(214)	$14,690	$(271)
Obligations of states and political subdivisions
Tax-exempt	1,268	(9)	9,394	(166)	10,662	(175)
Mortgage-backed securities in government-sponsored entities	8,725	(86)	6,685	(186)	15,410	(272)
Total	$13,811	$(152)	$26,951	$(566)	$40,762	$(718)
	December 31, 2014
	Less than Twelve Months		Twelve Months or Greater		Total
(Dollar amounts in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses

U.S. government agency securities	$-	$-	$15,734	$(450)	$15,734	$(450)
Obligations of states and political subdivisions
Tax-exempt	2,406	(10)	18,232	(543)	20,638	(553)
Mortgage-backed securities in government-sponsored entities	-	-	16,774	(234)	16,774	(234)
Total	$2,406	$(10)	$50,740	$(1,227)	$53,146	$(1,237)